Debt Instruments Eligible to Compose Capital (Tables)	12 Months Ended
Dec. 31, 2019
Debt Instruments Eligible to Compose Capital (Tables) [Abstract]
Balance of Debt Instruments Eligible to Compose Capital

Details of the balance of "Debt Instruments Eligible to Compose Capital" for the issuance of such instruments to compose the Tier I and Tier II of regulatory capital due to the Regulatory Capital Optimization Plan (Note 28.e), are as follows:

					2019	2018	2017
	Issuance	Maturity	Issuance Value	Interest Rate (p.a.) (3)
Tier I (1) (5)	jan-14	no maturity (perpetual)	R$3,000	7.375%	-	-	4,187,531
Tier II (2) (5)	jan-14	jan-24	R$3,000	6.000%	-	-	4,249,370
Tier I (4)	nov-18	no maturity (perpetual)	US$1,250	7.250%	5,092,153	4,893,668	-
Tier II (4)	nov-18	nov/18	US$1,250	6.125%	5,083,808	4,886,276	-
Total					10,175,961	9,779,944	8,436,901

(1)  Notes repurchased in 2019; As authorized by Bacen on December 17, 2018, as of the date of their issuance, Level I and II of RC must be excluded.

(2)  Notes repurchased in 2019; As authorized by Bacen on December 17, 2018, as of the date of their issuance, Level I and II of RC must be excluded.

(3)  The debts of January 2014 were made by Banco Santander in Brazil, therefore, as Income Tax at source assumed by the issuer, in the form of a corresponding exchange rate, is 8.676% and 7.059% for the instruments Level I and Level II, respectively. The emissions generated from November 2018 were made through the Cayman Agency and, consequently, there is no incidence of Income Tax at Source.

(4)  Interest paid semiannually, as of May 8, 2019.

(5)  On December 18, 2018, the Bank issued the approval for the repurchase of the notes issued on January 29, 2014, this approval led to the reclassification of these instruments from the Debt Instruments Eligible to Compose Capital to Subordinated Debt (Note 19).

Changes in the balance of Debt Instruments Eligible to Compose Capital
	2019	2018	2017
Balance at beginning of the year	9,779,944	8,436,901	8,311,918
Issuance - Tier I	-	4,673,875	-
Issuance - Tier II	-	4,673,875	-
Interest payment Tier I (1)	272,947	331,677	273,123
Interest payment Tier II (1)	230,594	272,539	222,065
Exchange differences / Others	221,368	1,960,467	252,941
Payments of interest - Tier I	(178,278)	(381,008)	(344,867)
Payments of interest - Tier II	(150,614)	(302,775)	(278,279)
Repurchase	-	(9,885,607)	-
Balance at end of the year	10,175,961	9,779,944	8,436,901